Income Taxes (Details 2) - USD ($)	Jun. 30, 2018	Jun. 30, 2017
Deferred tax assets:
Tax loss carryforward	$ 555,064	$ 446,071
Intangible assets	19,277	3,735
Stock based compensation	257,845	25,149
Valuation Allowance	(832,186)	(474,955)
Net deferred tax assets